Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)			3 Months Ended			9 Months Ended			12 Months Ended
		Jan. 22, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Redeemable Class A Common Stock
Allocation of net loss, as adjusted							$ (4,801,000)	$ 27,653,000	$ (6,957,000)	$ 787,000
Numerator
Net (loss) income							(4,801,000)	27,653,000	(6,957,000)	787,000
Less: noncumulative dividend to convertible preferred stockholders							0	(6,464,000)	0	(787,000)
Less: undistributed earnings to participating securities								(13,756,000)
Net (loss) income attributed to common stockholders—Basic							(4,801,000)	7,433,000	(6,957,000)	0
Add back: undistributed earnings allocated to noncumulative dividend to convertible preferred stockholders									0	2,694,000
Less: non-cumulative dividend to convertible preferred stockholders									0	(2,694,000)
Add: undistributed earnings reallocated to common stockholders								732,000
Net (loss) income attributed to common stockholders—Diluted							$ (4,801,000)	$ 8,165,000	$ (6,957,000)	$ 0
Denominator
Weighted average shares of common stock—basic							100,176,295	88,943,115	90,986,048	76,918,167
Dilutive effect of equity incentive awards							0	10,421,439	0	33,647,099
Weighted average shares of common stock—diluted							100,176,295	99,364,554	90,986,048	247,773,816
Net (loss) income per share
Basic							$ (0.05)	$ 0.08	$ (0.08)	$ 0.00
Diluted							$ (0.05)	$ 0.08	$ (0.08)	$ 0.00
VPC Impact Acquisition Holdings III, Inc [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Allocation of net loss, as adjusted		$ (604)	$ (2,676,840)	$ (3,478,664)	$ (1,650,406)	$ (7,805,910)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average common shares outstanding	[1]	5,625,000
Basic and diluted net loss per common shares		$ 0.00
Numerator
Net (loss) income		$ (604)	(2,676,840)	$ (3,478,664)	$ (1,650,406)	(7,805,910)
Common Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Allocation of net loss, as adjusted			$ (2,141,472)			$ (5,990,311)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average common shares outstanding			25,376,598			20,481,452
Basic and diluted net loss per common shares			$ (0.08)			$ (0.29)
Numerator
Net (loss) income			$ (2,141,472)			$ (5,990,311)
Common Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Allocation of net loss, as adjusted			$ (535,368)			$ (1,815,599)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average common shares outstanding	[2]		6,344,150			6,207,710
Basic and diluted net loss per common shares			$ (0.08)			$ (0.29)
Numerator
Net (loss) income			$ (535,368)			$ (1,815,599)
Series A Preferred Stock [Member]
Denominator
Dilutive effect of convertible stock									0	133,216,940
Series B2 Preferred Stock [Member]
Denominator
Dilutive effect of convertible stock									0	3,991,610

[1]	Excludes 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).
[2]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at September 30, 2021. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture. If forfeited, they have been excluded from the calculation of weighted average shares outstanding.